Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Actuarial (Gains) Losses
Benefit amounts recognized on Equity	$ (823)	$ 371	$ (557)
Pension benefits
Employee benefits obligations
Current service cost	263	251	271
Past service cost	239	(92)	(35)
Settlements	(1)		(14)
Net interest cost	64	66	84
Benefit amounts recognized on Profit & Loss	565	225	306
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(16)	(56)	(41)
Effect of changes in financial assumptions	(241)	1,008	(384)
Effect of experience adjustments	(193)	(190)	(108)
Actual return on plan assets (excluding interest income)	(344)	(421)	48
Effect of asset ceiling	7	(7)	(1)
Benefit amounts recognized on Equity	(787)	334	(486)
Total benefit amounts recognized on comprehensive income	(222)	559	(180)
Other benefits
Employee benefits obligations
Current service cost	16	13	17
Past service cost	12
Net interest cost	17	21	22
Benefit amounts recognized on Profit & Loss	45	34	39
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	3	(7)	(10)
Effect of changes in financial assumptions	(5)	48	(27)
Effect of experience adjustments	(34)	(4)	(34)
Benefit amounts recognized on Equity	(36)	37	(71)
Total benefit amounts recognized on comprehensive income	$ 9	$ 71	$ (32)